DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Sep. 30, 2017
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations
Results of the discontinued operations

For the nine months ended September 30,
2016
RMB

Revenues	846,363,633
Cost of revenues	(349,818,710)
Gross Profit	496,544,923

Operating expenses
General and administrative	(148,134,266)
Total operating expenses	(148,134,266)
Income from operations	348,410,657

Interest expenses, net	(182,980,613)
Exchange loss	(25,451,581)
Change in fair value of forward contracts	(8,889,553)
Other income, net	594,651
Subsidy income	132,010
Equity income in affiliated companies	13,726,179
Income from discontinued operations before income taxes	145,541,750
Income tax expense, net	(1,445,713)
Income from discontinued operations, net of tax	144,096,037

For the nine months ended September 30,
2016
RMB
Cash flows generated from/(used in ) discontinued operations
Net cash used in operating activities	(1,013,393,800)
Net cash used in investing activities	(2,566,757,361)
Net cash provided by financing activities	3,720,793,313
Net increase in cash and cash equivalent	140,642,152